UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                    -----------

                         Phoenix CA Tax-Exempt Bond Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                        Date of fiscal year end: April 30
                                                ----------

                    Date of reporting period: April 30, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  APRIL 30, 2006


ANNUAL REPORT

>  PHOENIX CA TAX-EXEMPT BOND FUND
              FORMERLY PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

TRUST NAME:
PHOENIX CA TAX-EXEMPT BOND FUND

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

[GRAHIC OMITTED]
WOULDN'T YOU RATHER HAVE THIS DOCUMENT E-MAILED TO YOU?
Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix CA Tax-Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

     The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended April 30, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

     At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

     I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams -- seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

     These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

     When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

     Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MAY 2006

TABLE OF CONTENTS



Glossary....................................................................   3
Phoenix CA Tax-Exempt Bond Fund.............................................   4
Notes to Financial Statements...............................................  13
Report of Independent Registered Public Accounting Firm.....................  15
Board of Trustees' Consideration of Investment Advisory Agreement...........  16
Fund Management Tables......................................................  17



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY




AMBAC
American Municipal Bond Assurance Corporation

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Administration

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

IBC
Insured Bond Certificate

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX
The Lehman Brothers California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

VA
Department of Veterans Affairs

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX CA TAX-EXEMPT BOND FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA

Q: HOW DID THE PHOENIX CA TAX-EXEMPT BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: For the fiscal year ended April 30, 2006, the Fund's Class A shares returned 0.71% and Class B shares returned 0.04%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 0.71%, and the Lehman Brothers California Municipal Bond Index, the Fund's style-specific benchmark, returned 2.55%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MUNICIPAL BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The municipal bond market was dominated by three major themes over the past year: a heavy supply of municipal bonds, improved demand for municipal bonds from individual investors and continued strong performance from lower rated bonds.

Issuance of municipal bonds reached its highest level on record in 2005 with over $400 billion of municipal bonds brought to market. Low interest rates created an attractive environment for municipalities to issue new bonds and to refinance older, higher cost bonds. However, with the increase in interest rates that has occurred so far in 2006, the new supply of municipal bonds is 25% below last year's record pace. As municipalities have experienced improvements in their financial condition, the need to issue new bonds has declined as cash needs are being covered by general operations. This recent decline in the volume of municipal bond issuance has helped the relative performance of tax-exempt bonds compared to taxable fixed income securities.

The second theme the market experienced over the past year was improved demand by individual investors. Individual investors, who represent approximately two-thirds of all owners of municipal bonds, had not been major buyers of municipal bonds over the previous few years as interest rates hovered at historically low levels. However, as interest rates have moved higher after 16 consecutive increases to the federal funds rate, investors have responded by increasing their holdings in tax-exempt municipal bonds. In 2005, open-end municipal bond funds experienced over $5 billion of net new cash flow. This is a significant reversal of 2004 where over $13 billion of net cash was redeemed. This improved demand from the market's largest class of investors has helped keep prices relatively stable despite rising municipal interest rates.

The third theme has been strong performance in the lowest rated sectors of the market, especially tobacco settlement bonds and below investment grade bonds like airport revenue bonds. For more than two years, these sectors have seen returns significantly exceed the general municipal bond market as measured by the Lehman Brothers California Municipal Bond Index. Despite the ongoing legal challenges to the tobacco sector and several downgrades and bankruptcies occurring in the airport/ airline sector, each sector saw prices increase well beyond the general market. Investors appear to be ignoring credit fundamentals in the pursuit of higher yields in this generally low yielding environment. While the Fund is prohibited from owning bonds with ratings below investment grade, the Fund also does not own any tobacco settlement bonds. We believe current valuations do not fully compensate investors for the high credit risks involved. Further, the credit risks to these sectors are not consistent with our strategy of preservation of capital.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Within the Fund, we continue to maintain a large allocation to higher quality bonds as evidenced by the portfolio's 93% weighting to AAA-rated securities (based on current Moody's and S&P ratings). The Fund's emphasis on higher quality bonds has negatively impacted relative performance over the past 12 months as lower quality bonds have outperformed higher quality bonds as the California economy has improved. As a result of the general economic improvement, an increase in tax revenue, and the budget deficit improvements, credit risk premiums for California municipal bonds have migrated lower over the past 12 months. Investors are demanding lower yield premiums on bonds issued from California municipalities due to the general improved credit profile.

Consistent with the Fund's high quality approach, the portfolio does not own any tobacco settlement bonds. As unenhanced tobacco settlement bonds realized returns that exceeded the Lehman Brothers California Bond Index by over 950 basis points in 2005, comparative returns were negatively impacted.

Also, over the past twelve months, the municipal yield curve has flattened as longer-term interest rates have declined while shorter-term rates increased. This flattening municipal yield curve has benefited longer maturity bonds relative to shorter-term maturity bonds by well over 2% in total return. The portfolio was more exposed to the intermediate segment of the yield curve last year, further impacting its return.

                                                                        MAY 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix CA Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIODS ENDING 4/30/06
--------------------------------------------------------------------------------

                                                     1 YEAR      5 YEARS      10 YEARS
                                                     -------     --------     --------
  Class A Shares at NAV (2)                            0.71%       4.63%         4.98%
  Class A Shares at POP (3)                           (4.07)       3.62          4.47

  Class B Shares at NAV (2)                            0.04        3.83          4.20
  Class B Shares with CDSC (4)                        (3.80)       3.83          4.20

  Lehman Brothers Aggregate Bond Index                 0.71        5.16          6.33
  Lehman Brothers California Municipal Bond Index      2.55        5.65          6.05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.

3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 4.75% SALES CHARGE.

4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/96 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects applicable CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                Phoenix CA     Phoenix CA       Lehman          Lehman
                Tax-Exempt     Tax-Exempt      Brothers        Brothers
                Bond Fund      Bond Fund       Municipal       Aggregate
                 Class A        Class B        Bond Index      Bond Index
                ----------     -----------     ----------     -----------
04/30/1996       $ 9,525         $10,000         $10,000        $10,000
04/30/1997        10,054          10,484          10,698         10,708
04/30/1998        10,943          11,333          11,746         11,876
04/30/1999        11,591          11,912          12,623         12,622
04/28/2000        11,339          11,557          12,448         12,780
04/30/2001        12,350          12,499          13,675         14,363
04/30/2002        13,267          13,326          14,671         15,489
04/30/2003        14,353          14,303          15,850         17,111
04/30/2004        14,455          14,309          16,264         17,422
04/29/2005        15,391          15,090          17,553         18,338
04/28/2006        15,500          15,096          18,000         18,468

For information regarding the indexes, see the glossary on page 3.

Phoenix CA Tax-Exempt Bond Fund

ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the CA Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


        CA                    Beginning            Ending          Expenses Paid
Tax-Exempt Bond Fund        Account Value       Account Value           During
      Class A             October 31, 2005      April 30, 2006         Period*
--------------------      ----------------      --------------     -------------
Actual                        $1,000.00            $1,011.40            $4.74

Hypothetical (5% return
  before expenses)             1,000.00             1,020.03             4.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.71%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,007.10.


        CA                    Beginning            Ending          Expenses Paid
Tax-Exempt Bond Fund        Account Value       Account Value           During
      Class B             October 31, 2005      April 30, 2006         Period*
--------------------      ----------------      --------------     -------------
Actual                        $1,000.00            $1,007.80            $8.46

Hypothetical (5% return
  before expenses)             1,000.00             1,016.26             8.53

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.70%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.04%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,000.40.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix CA Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Pre-Refunded                 41%
                    General Obligation           19
                    General Revenue              12
                    Water & Sewer Revenue        10
                    Development Revenue           6
                    Higher Education Revenue      3
                    Multifamily Revenue           3
                    Other                         6


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                        ------    -----------

MUNICIPAL TAX-EXEMPT BONDS(c)--98.4%

DEVELOPMENT REVENUE--5.7%
Los Angeles County Public Works Financing Authority
5.50%, 10/1/12 (MBIA/IBC Insured) ..................    $   530   $   548,089

San Diego Redevelopment Agency Series B 5.35%,
9/1/24 (AMBAC Insured) .............................      1,000     1,054,150

Santa Clara Redevelopment Agency Tax Allocation
5%, 6/1/22 (MBIA Insured) ..........................      1,000     1,030,600
                                                                  -----------
                                                                    2,632,839
                                                                  -----------
GENERAL OBLIGATION--18.3%
Antelope Valley Union High School District Series A
5%, 2/1/27 (MBIA Insured) ..........................      1,000     1,030,550

California State 5.50%, 4/1/08 (MBIA Insured) ......      1,500     1,552,965
California State 5%, 2/1/20 ........................        750       774,240

Gilroy Unified School District 5%, 8/1/27 (FGIC
Insured) ...........................................        500       515,275

Los Angeles Unified School District Election of
1997 Series E 5.125%, 1/1/27 (MBIA Insured) ........      1,000     1,044,180

Napa Valley Unified School District Election 2002 5%,
8/1/28 (FGIC Insured) ..............................      1,000     1,035,870

Santa Clara Unified School District 5.50%, 7/1/20
(FGIC Insured) .....................................      1,000     1,074,160

Walnut Valley Unified School District Series A 0%,
8/1/19 (MBIA Insured) ..............................      3,095     1,457,559
                                                                  -----------
                                                                    8,484,799
                                                                  -----------


                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                        ------    -----------

GENERAL REVENUE--11.7%
Anaheim Public Financing Authority Series C 6%,
9/1/16 (FSA Insured) ...............................    $ 2,600   $ 2,936,180

Fontana Public Financing Authority Tax Allocation 5%,
10/1/29 (AMBAC Insured) ............................      1,000     1,024,090

Pomona Certificates of Participation 5.50%, 6/1/28
(AMBAC Insured) ....................................      1,365     1,483,359
                                                                  -----------
                                                                    5,443,629
                                                                  -----------
HIGHER EDUCATION REVENUE--3.3%
California State Public Works Board Series D 5%,
5/1/30 .............................................      1,000     1,017,390

University of California Series B 4.75%, 5/15/38 ...        500       492,865
                                                                  -----------
                                                                    1,510,255
                                                                  -----------
MEDICAL REVENUE--2.3%
California State Public Works Board Department of
Mental Health Series A 5.50%, 6/1/16 ...............      1,000     1,075,470

MULTIFAMILY REVENUE--2.7%
Los Angeles Community Redevelopment Agency Series
A 6.55%, 1/1/27 (AMBAC/FHA Insured) ................      1,240     1,243,113

POWER REVENUE--2.5%
Northern California Power Agency Series A 5.20%,
7/1/32 (MBIA Insured) ..............................      1,120     1,162,269

PRE-REFUNDED--41.0%
Covina Community Redevelopment Agency 8.80%,
1/1/08(b) ..........................................        255       269,254

Huntington Park Redevelopment Agency Series A 8%,
12/1/19 (FHA/VA/PRIV MTGS Insured)(b) ..............      2,400     3,330,312


                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                        ------    -----------


PRE-REFUNDED--CONTINUED
Los Angeles County Public Works Financing Authority
5.50%, 10/1/12 Prerefunded 10/1/07 @ 101
(MBIA/IBC Insured) .................................    $   970   $ 1,005,007

Los Angeles Harbor Department 7.60%, 10/1/18(b) ....        990     1,195,435

Lucia Mar Unified School District Election 2004
Series A 5%, 8/1/27 Prerefunded 8/1/14 @ 100
(FGIC Insured) .....................................      1,000     1,073,940

M-S-R Public Power Agency Series D 6.75%, 7/1/20
(MBIA Insured)(b) ..................................      2,000     2,338,460

Northern California Power Agency 7.50%, 7/1/23
Prerefunded 7/1/21 @ 100 (AMBAC Insured) ...........        195       258,005

Orange County Recovery Certificates of Participation
Series A 5.80%, 7/1/16 Prerefunded 7/1/06 @ 102
(MBIA Insured) .....................................      1,500     1,535,190

Pomona Unified School District Series C 5.60%,
8/1/12 (MBIA Insured)(b) ...........................      1,500     1,651,365

Riverside County Single Family Issue B 8.625%,
5/1/16 (GNMA Collateralized)(b) ....................        700       947,275

Riverside County Single Family Series A 7.80%,
5/1/21 (GNMA Collateralized)(b) ....................      4,000     5,396,800
                                                                  -----------
                                                                   19,001,043
                                                                  -----------
TRANSPORTATION REVENUE--1.0%
Los Angeles County Metropolitan Transportation
Authority Sales Tax Series A 4.50%, 7/1/32
(AMBAC Insured) ....................................        500       485,740


                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                        ------    -----------

WATER & SEWER REVENUE--9.9%
Delta Diablo Sanitation District Certificates of
Participation 0%, 12/1/16 (MBIA Insured) ...........    $ 1,070   $   666,193

Los Angeles Wastewater System Series D 4.70%,
11/1/17 (FGIC Insured) .............................      2,885     2,885,461

Metropolitan Water District Southern California
Waterworks Series B-3 5%, 10/1/29 (MBIA Insured) ...      1,000     1,034,650
                                                                  -----------
                                                                    4,586,304
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $42,787,016)                                      45,625,461
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $42,787,016)                                      45,625,461
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
UBS Finance Delaware LLC 4.82%, 5/1/06  ............        145       145,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $145,000)                                            145,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $42,932,016)                                      45,770,461(a)

Other assets and liabilities, net--1.3%                               597,390
                                                                  -----------
NET ASSETS--100.0%                                                $46,367,851
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,006,589 and gross depreciation of $168,144 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $42,932,016.
(b) Escrowed to maturity.
(c) At April 30, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 98.4%. At April 30, 2006, 88% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 35%, FGIC 14%, GNMA 14% and AMBAC 12%.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value
   (Identified cost $42,932,016)                                     $45,770,461
Cash                                                                       4,281
Receivables
   Interest                                                              754,129
   Fund shares sold                                                          427
Trustee retainer                                                           5,506
Prepaid expenses                                                          12,942
                                                                     -----------
     Total assets                                                     46,547,746
                                                                     -----------
LIABILITIES
Payables
   Fund shares repurchased                                                27,085
   Dividend distributions                                                 77,696
   Professional fee                                                       31,843
   Printing fee                                                           11,276
   Distribution and service fees                                           9,691
   Transfer agent fee                                                      7,448
   Financial agent fee                                                     5,605
   Investment advisory fee                                                 4,151
   Other accrued expenses                                                  5,100
                                                                     -----------
     Total liabilities                                                   179,895
                                                                     -----------
NET ASSETS                                                           $46,367,851
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $43,377,465
Undistributed net investment income                                       33,976
Accumulated net realized gain                                            117,965
Net unrealized appreciation                                            2,838,445
                                                                     -----------
NET ASSETS                                                           $46,367,851
                                                                     ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $46,214,220)                    3,790,804
Net asset value per share                                                 $12.19
Offering price per share $12.19/(1-4.75%)                                 $12.80

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $153,631)                          12,591
Net asset value and offering price per share                              $12.20




                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2006

INVESTMENT INCOME
Interest                                                            $ 2,467,170
                                                                    -----------
     Total investment income                                          2,467,170
                                                                    -----------
EXPENSES
Investment advisory fee                                                 226,263
Service fees, Class A                                                   125,261
Distribution and service fees, Class B                                    1,761
Financial agent fee                                                      64,004
Transfer agent                                                           48,717
Professional                                                             42,220
Printing                                                                 34,966
Registration                                                             32,151
Trustees                                                                 28,974
Custodian                                                                10,294
Miscellaneous                                                            30,552
                                                                    -----------
     Total expenses                                                     645,163
Less expenses reimbursed by investment adviser                         (129,906)
Custodian fees paid indirectly                                             (906)
                                                                    -----------
     Net expenses                                                       514,351
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                          1,952,819
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 432,035
Net change in unrealized appreciation (depreciation)
   on investments                                                    (1,974,765)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       (1,542,730)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $   410,089
                                                                    ===========


                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Year Ended          Year Ended
                                                                                             April 30, 2006      April 30, 2005
                                                                                             --------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  1,952,819        $  2,076,392
   Net realized gain (loss)                                                                        432,035             525,089
   Net change in unrealized appreciation (depreciation)                                         (1,974,765)            784,565
                                                                                               -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     410,089           3,386,046
                                                                                               -----------         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                               (1,976,050)         (2,017,568)
   Net investment income, Class B                                                                   (5,596)            (26,077)
   Net realized short-term gains, Class A                                                           (7,843)           (102,741)
   Net realized short-term gains, Class B                                                              (27)             (1,785)
   Net realized long-term gains, Class A                                                          (498,000)           (294,469)
   Net realized long-term gains, Class B                                                            (1,687)             (5,116)
                                                                                               -----------         -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (2,489,203)         (2,447,756)
                                                                                               -----------         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (35,582 and 72,219 shares, respectively)                          445,479             911,636
   Net asset value of shares issued from reinvestment of distributions
      (111,990 and 98,239 shares, respectively)                                                  1,394,358           1,243,970
   Cost of shares repurchased (534,497 and 582,000 shares, respectively)                        (6,666,988)         (7,303,629)
                                                                                               -----------         -----------
Total                                                                                           (4,827,151)         (5,148,023)
                                                                                               -----------         -----------
CLASS B
   Proceeds from sales of shares (3,113 and 162 shares, respectively)                               38,580               2,034
   Net asset value of shares issued from reinvestment of distributions
      (196 and 293 shares, respectively)                                                             2,449               3,715
   Cost of shares repurchased (7,768 and 65,674 shares, respectively)                              (97,075)           (829,283)
                                                                                               -----------         -----------
Total                                                                                              (56,046)           (823,534)
                                                                                               -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (4,883,197)         (5,971,557)
                                                                                               -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (6,962,311)         (5,033,267)

NET ASSETS
   Beginning of period                                                                          53,330,162          58,363,429
                                                                                               -----------         -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $33,976
     AND $62,803, RESPECTIVELY)                                                                $46,367,851         $53,330,162
                                                                                               ===========         ===========

                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                          CLASS A
                                                                 ---------------------------------------------------------

                                                                                    YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2006        2005         2004        2003        2002
Net asset value, beginning of period                              $12.71      $12.49       $12.99      $12.82       $12.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.49(2)     0.48(2)      0.48        0.50         0.54
   Net realized and unrealized gain (loss)                         (0.39)       0.30        (0.38)       0.51         0.38
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.10        0.78         0.10        1.01         0.92
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.49)      (0.47)       (0.47)      (0.49)       (0.54)
   Distributions from net realized gains                           (0.13)      (0.09)       (0.13)      (0.35)       (0.09)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.62)      (0.56)       (0.60)      (0.84)       (0.63)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                       (0.52)       0.22        (0.50)       0.17         0.29
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.19      $12.71       $12.49      $12.99       $12.82
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     0.71%       6.48%        0.71%       8.19%        7.43%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $46,214     $53,113      $57,334     $68,109      $71,037

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                           1.02%(3)    1.19%        1.19%       1.09%        1.10%
   Gross operating expenses                                         1.28%       1.19%        1.19%       1.09%        1.10%
   Net investment income                                            3.89%       3.78%        3.69%       3.84%        4.17%
Portfolio turnover                                                     8%         11%          11%         27%          20%


                                                                                          CLASS B
                                                                 ---------------------------------------------------------

                                                                                    YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2006        2005         2004        2003        2002
Net asset value, beginning of period                              $12.72      $12.52       $13.01      $12.84       $12.55
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.39(2)     0.39(2)      0.42        0.40         0.44
   Net realized and unrealized gain (loss)                         (0.38)       0.28        (0.41)       0.51         0.38
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01        0.67         0.01        0.91         0.82
                                                                  ------      ------       ------      ------       ------
  LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.40)      (0.38)       (0.37)      (0.39)       (0.44)
   Distributions from net realized gains                           (0.13)      (0.09)       (0.13)      (0.35)       (0.09)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.53)      (0.47)       (0.50)      (0.74)       (0.53)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                       (0.52)       0.20        (0.49)       0.17         0.29
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.20      $12.72       $12.52      $13.01       $12.84
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     0.04%       5.45%        0.05%       7.33%        6.62%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $154        $217       $1,030      $1,700       $1,731

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                           1.77%(3)    1.91%        1.94%       1.84%        1.85%
   Gross operating expenses                                         2.02%       1.91%        1.94%       1.84%        1.85%
   Net investment income                                            3.13%       3.05%        2.93%       3.09%        3.42%
Portfolio turnover                                                     8%         11%          11%         27%          20%

(1) Sales charges are not reflected in total return calculation.
(2) Computed using average shares  outstanding.
(3) Represents a blended net expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006


1. ORGANIZATION

   The Phoenix CA Tax-Exempt Bond Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, as is consistent with the preservation of capital.

   The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of all classes of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Income distributions are declared and recorded daily. Capital gain distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   Effective March 1, 2006, the Adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through August 31, 2007, so that such expenses do not exceed 0.85% for Class A Shares and 1.60% for Class B Shares. For the period of July 1, 2005 through February 28, 2006, the operating expenses were limited to 1.00% for Class A Shares and 1.75% for Class B Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,711 for Class A shares and deferred sales charges of $186 for Class B shares for the fiscal year (the "period") ended April 30, 2006.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ending April 30, 2006, the Fund incurred financial agent fees totaling $64,004.

   PEPCO serves as the Fund's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2006, transfer agent fees were $48,717 as reported in the Statement of Operations, of which PEPCO retained $0.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended April 30, 2006, were $4,118,519 and $8,784,305, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.

5. ASSET CONCENTRATIONS

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed tax-exempt income of $33,976 and undistributed long-term capital gains of $117,965.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets include $1,900,011 of tax-exempt income.


   --------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
        For federal income tax purposes, 95.9% of the income dividends paid by the Fund qualify as exempt-interest dividends.
        For the fiscal year ended April 30, 2006, the Fund hereby designates $432,035 as long-term capital gain dividends.
   --------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS


To the Board of Trustees and Shareholders of Phoenix CA Tax-Exempt Bond Fund


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix CA Tax-Exempt Bond Fund (formerly Phoenix-Goodwin California Tax Exempt Bond Fund) (the "Fund") at April 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 22, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX CA TAX-EXEMPT BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment
Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund has underperformed its benchmark for the 1, 3, 5 and 10 year periods ended September 30, 2005. The Board also noted that the Fund has underperformed its benchmark due to its high quality orientation. The Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. The Board noted that fees were reduced for this Fund in July, 2005. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than all the comparable funds in its peer group due to expense caps, and that the management fee was below the median for the peer group. The Board noted that the expense cap to limit total expenses was contractually in place through August 30, 2007. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of April 30, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since          53           Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC     1983.                              (2001-present); Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                                  (1983-present); Trustee/Director, Realty Foundation of New York
New York, NY 10178                                               (1972-present); Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                      (2004-present); Pace University (Director/Trustee Emeritus)
                                                                 (2003-present), Greater New York Councils, Boy Scouts of America
                                                                 (1985-present); The Academy of Political Science (Vice Chairman)
                                                                 (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                                 Colgate University (Trustee Emeritus) (2004-present),
                                                                 Director/Trustee, The Harlem Youth Development Foundation,
                                                                 (Chairman) (1998-2002); Metropolitan Transportation Authority
                                                                 (Chairman) (1992-2001), Trism, Inc. (1994-2001); Consolidated
                                                                 Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                 Insurance Company (1974-2002), Centennial Insurance Company
                                                                 (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                 Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                 Accuhealth (1994-2002), Pace University (1978-2003), New York
                                                                 Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                                 Josiah Macy, Jr. Foundation (1975-2004).
---------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since          53           Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court        1983.
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
---------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since          54           Director, The Empire District Electric Company (1984-2004);
8477 Bay Colony Dr. #902      1995.                              Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
---------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since          51           Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.     1993.                              (2001-present); Director/Trustee; Evergreen Funds (six
736 Market Street, Ste. 1430                                     portfolios). Trustee, Phoenix Funds Family (1980-present);
Chattanooga, TN 37402                                            Director, Diversapak (2002-present); Obaji Medical Products
DOB: 2/14/39                                                     Company (2002-present); Director, Lincoln Educational Services
                                                                 (2002-2004); Chairman, Carson Products Company (cosmetics)
                                                                 (1998-2000).
---------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since          53           Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of         2001.                              (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                         (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
---------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris(1)          Served since          53           Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                1995.                              Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                             President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
James M. Oates(2)             Served since          51           Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Partners        1993.                              Markets, Inc.) (financial services) (1997-present);
150 Federal Street,                                              Trustee/Director, Phoenix Funds Family (1987-present); Managing
Suite 1000                                                       Director, Wydown Group (consulting firm) (1994-present);
Boston, MA 02110                                                 Director, Investors Financial Service Corporation
DOB: 5/31/46                                                     (1995-present); Investors Bank & Trust Corporation
                                                                 (1995-present), Stifel Financial (1996-present), Connecticut
                                                                 River Bancorp (1998-present), Connecticut River Bank
                                                                 (1999-present), Trust Company of New Hampshire (2002-present),
                                                                 Chairman, Emerson Investment Management, Inc. (2000-present);
                                                                 Independent Chairman, John Hancock Trust (since 2005); Trustee,
                                                                 John Hancock Funds II and John Hancock Funds III (since 2005);
                                                                 Trustee, John Hancock Trust (2004-2005); Director/Trustee, AIB
                                                                 Govett Funds (six portfolios) (1991-2000); Command Systems, Inc.
                                                                 (1998-2000); Phoenix Investment Partners, Ltd. (1995-2001);
                                                                 1Mind, Inc. (formerly 1Mind.com) (2000-2002); Plymouth Rubber
                                                                 Co. (1995-2003), Director and Treasurer, Endowment for Health,
                                                                 Inc. (2000-2004).
---------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since          51           Managing Director, Northway Management Company (1998-present).
Northway Management           1983.                              Trustee/Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
---------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May
    2006 meeting.
(2) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital
    Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

---------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)        Served since          51           Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC       2002.                              (1997-present). Trustee/Director, Phoenix Funds Family
30 Rockefeller Plaza,                                            (2002-present). Director, The Phoenix Companies, Inc.
59th Floor                                                       (2001-2005) and Phoenix Life Insurance Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
---------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)       Served since          79           Director, PXRE Corporation (Reinsurance) (1985-present); World
200 Bridge Street             1993.                              Trust Fund (1991-present), Director/Trustee, Phoenix Funds
Chatham, MA 02633                                                Complex (1989-present); Management Consultant (2002-2004),
DOB: 10/23/46                 Chairman                           Chairman (1997-2002),Chief Executive Officer (1995-2002) and
                                                                 Director (1995-2002), Phoenix Investment Partners, Ltd.;
                                                                 Director and Executive Vice President, The Phoenix Companies,
                                                                 Inc. (2000-2002); Director (1994-2002) and Executive Vice
                                                                 President, Investments (1987-2002), Phoenix Life Insurance
                                                                 Company; Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                 Investment Counsel, Inc.; Director (1982-2002), Chairman
                                                                 (2000-2002) and President (1990-2000), Phoenix Equity Planning
                                                                 Corporation; Chairman and President, Phoenix/Zweig Advisers LLC
                                                                 (2001-2002); Director (2001-2002) and President (April
                                                                 2002-September 2002), Phoenix Investment Management Company;
                                                                 Director and Executive Vice President, Phoenix Life and Annuity
                                                                 Company (1996-2002); Director (1995-2000), Executive Vice
                                                                 President (1994-2002), and Chief Investment Counsel (1994-2002),
                                                                 PHL Variable Insurance Company; Director, Phoenix National Trust
                                                                 Holding Company (2001-2002); Director (1985-2002), Vice
                                                                 President (1986-2002) and Executive Vice President (April
                                                                 2002-September 2002), PM Holdings, Inc.; Director, WS Griffith
                                                                 Associates, Inc. (1995-2002); Director, WS Griffith Securities,
                                                                 Inc. (1992-2002).
---------------------------------------------------------------------------------------------------------------------------------

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, ADDRESS AND          TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                TIME SERVED                                          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci              President since 2004.              Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                     Companies, Inc. (2003-present); Director, Chairman, President and Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                                 (2003-present); President, Phoenix Equity Planning Corporation
                                                                 (2005-present); President, DPCM Holding, Inc. (2005-present);
                                                                 President, Capital West Asset Management, LLC (2005-present);
                                                                 Director and President, Phoenix Investment Counsel, Inc.
                                                                 (2003-present); Director, Pasadena Capital Corporation
                                                                 (2003-present); President, Euclid Advisers, LLC (2003-present);
                                                                 Director and Chairman, PXP Institutional Markets Group, Ltd.
                                                                 (2003-present); Director and President, Rutherford Financial
                                                                 Corporation (2003-present); Director, DPCM Holding, Inc.
                                                                 (2003-present); President, Phoenix Zweig Advisers, LLC
                                                                 (2003-present); Director and Chairman, Phoenix Equity Planning
                                                                 Corporation (2003-present); Director and Chairman, Duff & Phelps
                                                                 Investment Management Company (2003-present); Director, Capital
                                                                 West Asset Management, LLC (2003-present); Chief Executive
                                                                 Officer and President, The Zweig Fund, Inc. and The Zweig Total
                                                                 Return Fund, Inc. (2004-present); President, the Phoenix Funds
                                                                 Family (2004-present); Chief Sales and Marketing Officer,
                                                                 Phoenix Equity Planning Corporation (2003-2005); President and
                                                                 Chief Executive Officer of North American investment operations,
                                                                 Pioneer Investment Management USA, Inc. (2001-2003); President
                                                                 of Private Wealth Management Group & Fidelity Brokerage Company,
                                                                 Fidelity Investments (1996-2001).
---------------------------------------------------------------------------------------------------------------------------------
George R. Aylward             Executive Vice President           Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                  since 2004.                        Management, The Phoenix Companies, Inc. (2004-present).
                                                                 Executive Vice President and Chief Operating Officer, Phoenix
                                                                 Investment Partners, Ltd. (2004-present). Vice President,
                                                                 Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                                 Phoenix Companies, Inc. (2001-2004). Vice President, Finance,
                                                                 Phoenix Investment Partners, Ltd. (2001-2002). Assistant
                                                                 Controller, Phoenix Investment Partners, Ltd. (1996-2001).
                                                                 Executive Vice President, certain funds within the Phoenix Funds
                                                                 Family (2004-present).
---------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President              Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62                  since 2004.                        Phoenix Companies, Inc. (since 2006), Senior Vice President,
                                                                 Asset Management Product Development, Phoenix Investment
                                                                 Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                                 Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                                 (2003-2004). Senior Vice President and Chief Administrative
                                                                 Officer, Phoenix Equity Planning Corporation (1999-2003), Senior
                                                                 Vice President, certain funds within the Phoenix Fund Family
                                                                 (2004-present).
---------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                  Vice President and Chief           Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue              Compliance Officer since           (1989-present); Vice President and Chief Compliance Officer,
New York, NY 10022            2004.                              certain Funds within the Phoenix Fund Complex (2004-present);
DOB: 9/23/45                                                     Vice President, The Zweig Total Return Fund, Inc.
                                                                 (2004-present); Vice President, The Zweig Fund, Inc.
                                                                 (2004-present); President and Director of Watermark Securities,
                                                                 Inc. (1991-present); Assistant Secretary of Gotham Advisors Inc.
                                                                 (1990-present); Secretary, Phoenix-Zweig Trust (1989-2003);
                                                                 Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
---------------------------------------------------------------------------------------------------------------------------------


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, ADDRESS AND          TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                TIME SERVED                                          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Chief Financial Officer and        Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52                 Treasurer since 1996.              Accounting (1994-2000), Treasurer (1996-2000), Phoenix Equity
                                                                 Planning Corporation. Vice President (2003-present), Phoenix
                                                                 Investment Partners, Ltd. Chief Financial Officer and Treasurer,
                                                                 or Assistant Treasurer, certain funds within the Phoenix Fund
                                                                 Complex (1994-present).
---------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Vice President, Chief              Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row              Legal Officer, Counsel             2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102            and Secretary since 2005.          Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                                                     2005-present). Compliance Officer of Investments and Counsel,
                                                                 Travelers Life & Annuity Company (January 2005-May 2005).
                                                                 Assistant General Counsel, The Hartford Financial Services Group
                                                                 (1999-2005).
---------------------------------------------------------------------------------------------------------------------------------

PHOENIX CA TAX-EXEMPT BOND FUND

101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
 Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and
 Treasurer
Kevin J. Carr, Vice President, Chief Legal
 Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


        ----------------------------------------------------------------
          IMPORTANT NOTICE TO SHAREHOLDERS
          The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
        ----------------------------------------------------------------

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                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                  U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ----------------


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP742                                                                     6-06
BPD26358




ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

    (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

 (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

 (a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,100 for 2006 and $28,100 for 2005.

AUDIT-RELATED FEES

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,750 for 2006 and $4,950 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix CA Tax-Exempt Bond Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not applicable for 2006; not applicable for 2005

                  (c) 100% for 2006; 100% for 2005

                  (d) Not applicable for 2006; not applicable for 2005

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,586 for 2006 and $1,958,487 for 2005.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not applicable.

    (b)       Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix CA Tax-Exempt Bond Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.